                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.   [   ]

    adds new holdings entries.    [   ]

Institutional Investment Manager Filing this Report:

Name:    Atticus Capital, LLC
Address: 590 Madison Avenue
         32nd Floor
         New York, New York  10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Zoraian
Title:   Chief Financial Officer
Phone:   (212) 829-8100

Signature, Place, and Date of Signing:

  /s/ John Zoraian           New York, New York     May 10, 1999
  _________________________  ____________________  ______________
    [Signature]                 [City, State]          [Date]




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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     $237,106
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-


























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

"Atticus Capital, LLC"
Form 13-F
"March 31, 1999"

                         ITEM 2                  ITEM 4       ITEM 5    ITEM 6                 ITEM 7
ITEM 1                   CLASS OF      ITEM 3    FAIR MARKET  SHARES OF INVESTMENT DISCRETION  VOTING     AUTHORITY
NAME OF ISSUER           SECURITIES    CUSIP     VALUE        PRINCIPAL (A) SOLE   (B) SHARED  (A) SOLE   SHARED
-----------------------  ------------- --------  -----------  --------- ---------- ----------  --------   ---------

AMBASE CORP              Common Stock  023164106   2,607,759  1,041,000                        1,041,000
AMERICAN INTL GROUP INC  Common Stock  026874107  16,799,685    139,272                          139,272
AMP INC                  Common Stock  044907103  20,693,750    385,000                          385,000
CORT BUSINESS SERVICES   Common Stock  220493100     344,563     14,900                           14,900
CVS CORP DELAWARE        Common Stock  126650100   6,611,750    139,562                          139,562
DAIMLER CHRYSLER AG      Common Stock  D1668r123   6,978,358     81,321                           81,321
EAGLE HARDWARE &
 GARDEN INC              Common Stock  26959b101   1,742,400     45,000                           45,000
EXCITE INC               Common Stock  300904109  25,680,938    172,500                          172,500
FRESENIUS NATIONAL
 MEDICAL                 Common Stock  358030203       1,570     78,500                           78,500
GENERAL ELECTRIC         Common Stock  369604103  14,156,128    127,965                          127,965
GLOBAL CROSSING LTD      Common Stock  G3921a100   1,156,250     25,000                           25,000
LEVEL ONE                Common Stock  527295109   2,907,775     59,800                           59,800
MCI WORLDCOM INC         Common Stock  55268b106   6,128,525     69,200                           69,200
MEDTRONIC INC            Common Stock  585055106  14,073,125    195,800                          195,800
MINORCO                  Common Stock  604340307     170,000     10,000                           10,000
MOVIEFONE                Common Stock  624598108   1,143,450     24,200                           24,200
O'SULLIVAN INDUSTRIES    Common Stock  688609106     552,500     40,000                           40,000
PANAVISION INC           Common Stock  69830e100   1,230,962    137,730                          137,730
PLATINUM TECHNOLOGY      Common Stock  72764t101  20,145,000    790,000                          790,000
SUNTRUST BANKS INC       Common Stock  867914103   5,946,120     95,520                           95,520
UNIQUE CASUAL
 RESTAURANTS INC         Common Stock  90915k100   9,303,967  1,908,506                        1,649,806   258,700
US FILTER CORP.          Common Stock  911843209  19,987,500    650,000                          650,000
WELLS FARGO              Common Stock  949746101   6,486,563    185,000                          185,000
WYMAN GORDON CO.         Common Stock  983085101     416,250     45,000                           45,000
XYLAN CORP.              Common Stock  984151100  51,840,700  1,401,100                        1,401,100
                                                 -----------
                                                 237,105,587









02090003.AI3
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